Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Entity Inv Company Type	N-1A
Eaton Vance Global Bond Fund | Class I
Risk/Return:
Trading Symbol	EGBIX